Pensions and post-retirement benefits - Disclosure of analysis of scheme assets (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Fair value of scheme assets	£ 22,623	£ 24,914
% of total fair value of scheme assets	100.00%	100.00%
Equities | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Equities	£ 121	£ 116
% of total fair value of scheme assets	0.50%	0.50%
Private equities | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Equities	£ 2,134	£ 2,259
% of total fair value of scheme assets	9.40%	9.10%
Bonds - fixed government | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Bonds	£ 1,546	£ 1,544
% of total fair value of scheme assets	6.80%	6.20%
Bonds - index-linked government | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Bonds	£ 8,234	£ 9,400
% of total fair value of scheme assets	36.40%	37.70%
Bonds - corporate and other | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Bonds	£ 6,321	£ 7,251
% of total fair value of scheme assets	27.90%	29.10%
Property | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Property	£ 1,257	£ 1,214
% of total fair value of scheme assets	5.60%	4.90%
Infrastructure | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Infrastructure	£ 1,388	£ 1,534
% of total fair value of scheme assets	6.10%	6.20%
Hedge funds | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Hedge funds	£ 1,399	£ 1,320
% of total fair value of scheme assets	6.20%	5.30%
Derivative financial assets | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Derivatives	£ (1,806)	£ (1,559)
% of total fair value of scheme assets	(8.00%)	(6.30%)
Longevity reinsurance contracts | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Longevity reinsurance contracts	£ (117)	£ (131)
% of total fair value of scheme assets	(0.50%)	(0.50%)
Cash and liquid assets | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	£ 2,075	£ 1,902
% of total fair value of scheme assets	9.20%	7.60%
Mixed investment funds | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Mixed investment funds	£ 8	£ 12
% of total fair value of scheme assets	0.00%	0.00%
Other | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Other	£ 63	£ 52
% of total fair value of scheme assets	0.40%	0.20%
Quoted | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Fair value of scheme assets	£ 15,087	£ 16,824
Quoted | Equities | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Equities	121	116
Quoted | Private equities | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Equities	0	0
Quoted | Bonds - fixed government | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Bonds	1,546	1,544
Quoted | Bonds - index-linked government | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Bonds	8,234	9,400
Quoted | Bonds - corporate and other | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Bonds	5,604	6,014
Quoted | Property | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Property	19	17
Quoted | Infrastructure | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Infrastructure	0	814
Quoted | Hedge funds | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Hedge funds	9	11
Quoted | Derivative financial assets | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Derivatives	(7)	25
Quoted | Longevity reinsurance contracts | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Longevity reinsurance contracts	0	0
Quoted | Cash and liquid assets | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	(454)	(1,134)
Quoted | Cash | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	404	354
Quoted | Receivables/payables | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	80	91
Quoted | Pooled cash funds | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	2,529	3,036
Quoted | Repurchase agreements | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	(948)	(1,588)
Quoted | Mixed investment funds | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Mixed investment funds	8	12
Quoted | Other | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Other	7	5
Unquoted | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Fair value of scheme assets	7,536	8,090
Unquoted | Equities | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Equities	0	0
Unquoted | Private equities | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Equities	2,134	2,259
Unquoted | Bonds - fixed government | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Unquoted | Bonds - index-linked government | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Unquoted | Bonds - corporate and other | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Bonds	717	1,237
Unquoted | Property | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Property	1,238	1,197
Unquoted | Infrastructure | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Infrastructure	1,388	720
Unquoted | Hedge funds | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Hedge funds	1,390	1,309
Unquoted | Derivative financial assets | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Derivatives	(1,799)	(1,584)
Unquoted | Longevity reinsurance contracts | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Longevity reinsurance contracts	(117)	(131)
Unquoted | Cash and liquid assets | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	2,529	3,036
Unquoted | Mixed investment funds | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Mixed investment funds	0	0
Unquoted | Other | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Other	56	47
UKRF | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Fair value of scheme assets	£ 21,928	£ 24,234
% of total fair value of scheme assets	100.00%	100.00%
UKRF | Equities | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities	£ 0	£ 0
% of total fair value of scheme assets	0.00%	0.00%
UKRF | Private equities | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities	£ 2,134	£ 2,259
% of total fair value of scheme assets	9.70%	9.30%
UKRF | Bonds - fixed government | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	£ 1,306	£ 1,289
% of total fair value of scheme assets	6.00%	5.30%
UKRF | Bonds - index-linked government | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	£ 8,214	£ 9,383
% of total fair value of scheme assets	37.50%	38.80%
UKRF | Bonds - corporate and other | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	£ 6,112	£ 7,055
% of total fair value of scheme assets	27.90%	29.10%
UKRF | Property | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Property	£ 1,238	£ 1,197
% of total fair value of scheme assets	5.60%	4.90%
UKRF | Infrastructure | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Infrastructure	£ 1,388	£ 1,534
% of total fair value of scheme assets	6.30%	6.30%
UKRF | Hedge funds | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Hedge funds	£ 1,390	£ 1,309
% of total fair value of scheme assets	6.30%	5.40%
UKRF | Derivative financial assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Derivatives	£ (1,806)	£ (1,559)
% of total fair value of scheme assets	(8.20%)	(6.40%)
UKRF | Longevity reinsurance contracts | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Longevity reinsurance contracts	£ (117)	£ (131)
% of total fair value of scheme assets	(0.50%)	(0.50%)
UKRF | Cash and liquid assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	£ 2,065	£ 1,893
% of total fair value of scheme assets	9.40%	7.80%
UKRF | Mixed investment funds | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Mixed investment funds	£ 0	£ 0
% of total fair value of scheme assets	0.00%	0.00%
UKRF | Other | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Other	£ 4	£ 5
% of total fair value of scheme assets	0.00%	0.00%
UKRF | Quoted | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Fair value of scheme assets	£ 14,444	£ 16,186
UKRF | Quoted | Equities | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities	0	0
UKRF | Quoted | Private equities | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities	0	0
UKRF | Quoted | Bonds - fixed government | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	1,306	1,289
UKRF | Quoted | Bonds - index-linked government | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	8,214	9,383
UKRF | Quoted | Bonds - corporate and other | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	5,395	5,818
UKRF | Quoted | Property | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Property	0	0
UKRF | Quoted | Infrastructure | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Infrastructure	0	814
UKRF | Quoted | Hedge funds | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Hedge funds	0	0
UKRF | Quoted | Derivative financial assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Derivatives	(7)	25
UKRF | Quoted | Longevity reinsurance contracts | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Longevity reinsurance contracts	0	0
UKRF | Quoted | Cash and liquid assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	(464)	(1,143)
UKRF | Quoted | Mixed investment funds | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Mixed investment funds	0	0
UKRF | Quoted | Other | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Other	0	0
UKRF | Unquoted | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Fair value of scheme assets	7,484	8,048
UKRF | Unquoted | Equities | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities	0	0
UKRF | Unquoted | Private equities | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities	2,134	2,259
UKRF | Unquoted | Bonds - fixed government | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	0	0
UKRF | Unquoted | Bonds - index-linked government | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	0	0
UKRF | Unquoted | Bonds - corporate and other | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	717	1,237
UKRF | Unquoted | Property | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Property	1,238	1,197
UKRF | Unquoted | Infrastructure | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Infrastructure	1,388	720
UKRF | Unquoted | Hedge funds | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Hedge funds	1,390	1,309
UKRF | Unquoted | Derivative financial assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Derivatives	(1,799)	(1,584)
UKRF | Unquoted | Longevity reinsurance contracts | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Longevity reinsurance contracts	(117)	(131)
UKRF | Unquoted | Cash and liquid assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	2,529	3,036
UKRF | Unquoted | Mixed investment funds | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Mixed investment funds	0	0
UKRF | Unquoted | Other | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Other	£ 4	£ 5